TRANSAMERICA FUNDS

Supplement to the Currently Effective Prospectuses

and Statements of Additional Information

Transamerica Balanced II

Transamerica Bond

Transamerica Core Bond

Transamerica Long Credit

Transamerica Multi-Managed Balanced

* * *

Bradley D. Doyle, CFA, Portfolio Manager of Transamerica Balanced II, Transamerica Bond, Transamerica Core Bond, Transamerica Long Credit and Transamerica Multi-Managed Balanced (together, the “funds”), has announced his plan to retire from Aegon USA Investment Management, LLC (“AUIM”) and effective July 1, 2025, he will no longer serve as a portfolio manager of the funds. Effective immediately, Daniel Belton, CFA, is added to the portfolio management team of Transamerica Balanced II, Transamerica Core Bond and Transamerica Multi-Managed Balanced, and Norbert King is added to the portfolio management team of Transamerica Bond.

* * *

Transamerica Balanced II

Effective immediately, the following will replace the corresponding information in the Prospectus for Transamerica Balanced II under the section entitled “Management”:

Management:
Investment Manager: Transamerica Asset Management, Inc.
Sub-Adviser: Aegon USA Investment Management, LLC
Portfolio Managers:
Daniel Belton, CFA	Portfolio Manager	since March 2025
Bradley D. Doyle, CFA*	Portfolio Manager	since November 2016[1]
Tyler A. Knight, CFA	Portfolio Manager	since November 2016[1]
Brian W. Westhoff, CFA	Portfolio Manager	since November 2016[2]
Sivakumar N. Rajan	Portfolio Manager	since May 2017

* Effective July 1, 2025, Mr. Doyle will no longer serve as a Portfolio Manager of the fund.

1 Portfolio Manager of the predecessor fund since October 2015.

2 Portfolio Manager of the predecessor fund since May 2014.

Effective immediately, the following will replace the corresponding information in the Prospectus for Transamerica Balanced II under the section entitled “Shareholder Information – Portfolio Manager(s)”:

Name	Sub-Adviser	Positions Over Past Five Years
Daniel Belton, CFA	Aegon USA Investment Management, LLC	Portfolio Manager of the fund since 2025; Portfolio Manager with Aegon USA Investment Management, LLC since 2023; Vice President of investment grade credit strategy at BMO Capital Markets from 2018 to 2023
Bradley D. Doyle, CFA*	Aegon USA Investment Management, LLC	Portfolio Manager of the fund since 2016; Portfolio Manager of the predecessor fund since 2015; Portfolio Manager with Aegon USA Investment Management, LLC since 2004
Tyler A. Knight, CFA	Aegon USA Investment Management, LLC	Portfolio Manager of the fund since 2016; Portfolio Manager of the predecessor fund since 2015; Portfolio Manager with Aegon USA Investment Management, LLC since 2008; Head of U.S. Public Structured Finance since 2018
Brian W. Westhoff, CFA	Aegon USA Investment Management, LLC	Portfolio Manager of the fund since 2016; Portfolio Manager of the predecessor fund since 2014; Portfolio Manager with Aegon USA Investment Management, LLC since 2011; Head of Multi-Sector Portfolio Management from 2018 – 2022; Head of Core U.S. Fixed Income since 2022
Sivakumar N. Rajan	Aegon USA Investment Management, LLC	Portfolio Manager of the fund since 2022; Portfolio Manager with Aegon USA Investment Management, LLC since 2015

* Effective July 1, 2025, Mr. Doyle will no longer serve as a Portfolio Manager of the fund.

* * *

Transamerica Bond

Effective immediately, the following will replace the corresponding information in the Prospectuses for Transamerica Bond under the section entitled “Management”:

Management:
Investment Manager: Transamerica Asset Management, Inc.
Sub-Adviser: Aegon USA Investment Management, LLC
Portfolio Managers:
Bradley D. Doyle, CFA*	Portfolio Manager	since October 2015
Tyler A. Knight, CFA	Portfolio Manager	since April 2021
Brian W. Westhoff, CFA	Portfolio Manager	since August 2005
Norbert King	Portfolio Manager	since March 2025
Sivakumar N. Rajan	Portfolio Manager	since December 2022

* Effective July 1, 2025, Mr. Doyle will no longer serve as a Portfolio Manager of the fund.

Effective immediately, the following will replace the corresponding information in the Prospectuses for Transamerica Bond under the section entitled “Shareholder Information – Portfolio Manager(s)”:

Name	Sub-Adviser	Positions Over Past Five Years
Bradley D. Doyle, CFA*	Aegon USA Investment Management, LLC	Portfolio Manager of the fund since 2015; Portfolio Manager with Aegon USA Investment Management, LLC since 2004
Tyler A. Knight, CFA	Aegon USA Investment Management, LLC	Portfolio Manager of the fund since 2021; Portfolio Manager with Aegon USA Investment Management, LLC since 2008; Head of U.S. Public Structured Finance since 2018
Brian W. Westhoff, CFA	Aegon USA Investment Management, LLC	Portfolio Manager of the fund since 2005; Portfolio Manager with Aegon USA Investment Management, LLC since 2011; Head of Multi-Sector Portfolio Management from 2018 – 2022; Head of Core U.S. Fixed Income since 2022
Norbert King	Aegon USA Investment Management, LLC	Portfolio Manager of the fund since 2025; Portfolio Manager with Aegon USA Investment Management, LLC since 2017
Sivakumar N. Rajan	Aegon USA Investment Management, LLC	Portfolio Manager of the fund since 2022; Portfolio Manager with Aegon USA Investment Management, LLC since 2015

* Effective July 1, 2025, Mr. Doyle will no longer serve as a Portfolio Manager of the fund.

* * *

Transamerica Core Bond

Effective immediately, the following will replace the corresponding information in the Prospectuses for Transamerica Core Bond under the section entitled “Management”:

Management:
Investment Manager: Transamerica Asset Management, Inc.
Sub-Adviser: Aegon USA Investment Management, LLC
Portfolio Managers:
Daniel Belton, CFA	Portfolio Manager	since March 2025
Bradley D. Doyle, CFA*	Portfolio Manager	since October 2015
Tyler A. Knight, CFA	Portfolio Manager	since October 2015
Brian W. Westhoff, CFA	Portfolio Manager	since March 2014
Sivakumar N. Rajan	Portfolio Manager	since May 2017

* Effective July 1, 2025, Mr. Doyle will no longer serve as a Portfolio Manager of the fund.

Effective immediately, the following will replace the corresponding information in the Prospectuses for Transamerica Core Bond under the section entitled “Shareholder Information – Portfolio Manager(s)”:

Name	Sub-Adviser	Positions Over Past Five Years
Daniel Belton, CFA	Aegon USA Investment Management, LLC	Portfolio Manager of the fund since 2025; Portfolio Manager with Aegon USA Investment Management, LLC since 2023; Vice President of investment grade credit strategy at BMO Capital Markets from 2018 to 2023
Bradley D. Doyle, CFA*	Aegon USA Investment Management, LLC	Portfolio Manager of the fund since 2015; Portfolio Manager with Aegon USA Investment Management, LLC since 2004
Tyler A. Knight, CFA	Aegon USA Investment Management, LLC	Portfolio Manager of the fund since 2015; Portfolio Manager with Aegon USA Investment Management, LLC since 2008; Head of U.S. Public Structured Finance since 2018
Brian W. Westhoff, CFA	Aegon USA Investment Management, LLC	Portfolio Manager of the fund since 2014; Portfolio Manager with Aegon USA Investment Management, LLC since 2011; Head of Multi-Sector Portfolio Management from 2018 – 2022; Head of Core U.S. Fixed Income since 2022
Sivakumar N. Rajan	Aegon USA Investment Management, LLC	Portfolio Manager of the fund since 2017; Portfolio Manager with Aegon USA Investment Management, LLC since 2015

* Effective July 1, 2025, Mr. Doyle will no longer serve as a Portfolio Manager of the fund.

* * *

Transamerica Long Credit

Effective immediately, the following will replace the corresponding information in the Prospectuses for Transamerica Long Credit under the section entitled “Management”:

Management:
Investment Manager: Transamerica Asset Management, Inc.
Sub-Adviser: Aegon USA Investment Management, LLC
Portfolio Managers:
Bradley D. Doyle, CFA*	Portfolio Manager	since March 2023
Norbert King	Portfolio Manager	since December 2023
Sivakumar N. Rajan	Portfolio Manager	since March 2023

* Effective July 1, 2025, Mr. Doyle will no longer serve as a Portfolio Manager of the fund.

Effective immediately, the following will replace the corresponding information in the Prospectuses for Transamerica Long Credit under the section entitled “Shareholder Information – Portfolio Manager(s)”:

Name	Sub-Adviser	Positions Over Past Five Years
Bradley D. Doyle, CFA*	Aegon USA Investment Management, LLC	Portfolio Manager of the fund since 2023; Portfolio Manager with Aegon USA Investment Management, LLC since 2004
Norbert King	Aegon USA Investment Management, LLC	Portfolio Manager of the fund since 2023; Portfolio Manager with Aegon USA Investment Management, LLC since 2017
Sivakumar N. Rajan	Aegon USA Investment Management, LLC	Portfolio Manager of the fund since 2023; Portfolio Manager with Aegon USA Investment Management, LLC since 2015

* Effective July 1, 2025, Mr. Doyle will no longer serve as a Portfolio Manager of the fund.

* * *

Transamerica Multi-Managed Balanced

Effective immediately, the following will replace the corresponding information in the Prospectuses for Transamerica Multi-Managed Balanced under the section entitled “Management”:

Management:
Investment Manager: Transamerica Asset Management, Inc.
Sub-Adviser: Aegon USA Investment Management, LLC
Portfolio Managers:
Daniel Belton, CFA	Portfolio Manager	since March 2025
Bradley D. Doyle, CFA*	Portfolio Manager	since October 2015
Tyler A. Knight, CFA	Portfolio Manager	since October 2015
Brian W. Westhoff, CFA	Portfolio Manager	since May 2014
Sivakumar N. Rajan	Portfolio Manager	since May 2017

* Effective July 1, 2025, Mr. Doyle will no longer serve as a Portfolio Manager of the fund.

Effective immediately, the following will replace the corresponding information in the Prospectuses for Transamerica Multi-Managed Balanced under the section entitled “Shareholder Information – Portfolio Manager(s)”:

Name	Sub-Adviser	Positions Over Past Five Years
Daniel Belton, CFA	Aegon USA Investment Management, LLC	Portfolio Manager of the fund since 2025; Portfolio Manager with Aegon USA Investment Management, LLC since 2023; Vice President of investment grade credit strategy at BMO Capital Markets from 2018 to 2023
Bradley D. Doyle, CFA*	Aegon USA Investment Management, LLC	Portfolio Manager of the fund since 2015; Portfolio Manager with Aegon USA Investment Management, LLC since 2004

Tyler A. Knight, CFA	Aegon USA Investment Management, LLC	Portfolio Manager of the fund since 2015; Portfolio Manager with Aegon USA Investment Management, LLC since 2008; Head of U.S. Public Structured Finance since 2018
Brian W. Westhoff, CFA	Aegon USA Investment Management, LLC	Portfolio Manager of the fund since 2014; Portfolio Manager with Aegon USA Investment Management, LLC since 2011; Head of Multi-Sector Portfolio Management from 2018 – 2022; Head of Core U.S. Fixed Income since 2022
Sivakumar N. Rajan	Aegon USA Investment Management, LLC	Portfolio Manager of the fund since 2017; Portfolio Manager with Aegon USA Investment Management, LLC since 2015

* Effective July 1, 2025, Mr. Doyle will no longer serve as a Portfolio Manager of the fund.

* * *

Effective immediately, the following will replace the corresponding information in the Statements of Additional Information (as applicable) under the section in Appendix B entitled “Portfolio Managers - Aegon USA Investment Management, LLC (“AUIM”)”:

Transamerica Balanced II

Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed

Daniel Belton, CFA*	0	$0	0	$0	0	$0

Bradley D. Doyle, CFA**	7	$8.70 billion	5	$1.06 billion	8	$27.14 billion

Tyler A. Knight, CFA	9	$11.70 billion	3	$233 million	12	$8.89 billion

Brian W. Westhoff, CFA	7	$11.43 billion	4	$489 million	16	$4.07 billion

Sivakumar N. Rajan	9	$12.27 billion	5	$1.06 billion	9	$27.15 billion

Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)

Daniel Belton, CFA*	0	$0	0	$0	0	$0

Bradley D. Doyle, CFA**	0	$0	0	$0	0	$0

Tyler A. Knight, CFA	0	$0	0	$0	0	$0

Brian W. Westhoff, CFA	0	$0	0	$0	0	$0

Sivakumar N. Rajan	0	$0	0	$0	0	$0

* As of December 31, 2024

** Effective July 1, 2025, Mr. Doyle will no longer serve as a Portfolio Manager of the fund.

Transamerica Bond

Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed

Bradley D. Doyle, CFA*	7	$6.26 billion	5	$1.06 billion	8	$27.14 billion

Tyler A. Knight, CFA	9	$9.26 billion	3	$233 million	12	$8.89 billion

Brian W. Westhoff, CFA	7	$8.98 billion	4	$489 million	16	$4.07 billion

Norbert King**	1	$3.33 billion	3	$906 million	12	$28.43 billion

Sivakumar N. Rajan	9	$9.83 billion	5	$1.06 billion	9	$27.15 billion

Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)

Bradley D. Doyle, CFA*	0	$0	0	$0	0	$0

Tyler A. Knight, CFA	0	$0	0	$0	0	$0

Brian W. Westhoff, CFA	0	$0	0	$0	0	$0

Norbert King**	0	$0	0	$0	0	$0

Sivakumar N. Rajan	0	$0	0	$0	0	$0

* Effective July 1, 2025, Mr. Doyle will no longer serve as a Portfolio Manager of the fund.

** As of December 31, 2024

Transamerica Core Bond

Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed

Daniel Belton, CFA*	0	$0	0	$0	0	$0

Bradley D. Doyle, CFA**	7	$6.77 billion	5	$1.06 billion	8	$27.14 billion

Tyler A. Knight, CFA	9	$9.77 billion	3	$233 million	12	$8.89 billion

Brian W. Westhoff, CFA	7	$9.49 billion	4	$489 million	16	$4.07 billion

Sivakumar N. Rajan	9	$10.34 billion	5	$1.06 billion	9	$27.15 billion

Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)

Daniel Belton, CFA*	0	$0	0	$0	0	$0

Bradley D. Doyle, CFA**	0	$0	0	$0	0	$0

Tyler A. Knight, CFA	0	$0	0	$0	0	$0

Brian W. Westhoff, CFA	0	$0	0	$0	0	$0

Sivakumar N. Rajan	0	$0	0	$0	0	$0

* As of December 31, 2024

** Effective July 1, 2025, Mr. Doyle will no longer serve as a Portfolio Manager of the fund.

Transamerica Long Credit

Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed

Bradley D. Doyle, CFA*	7	$8.14 billion	5	$1.06 billion	8	$27.14 billion

Norbert King	1	$3.33 billion	3	$906 million	12	$28.43 billion

Sivakumar N. Rajan	9	$11.71 billion	5	$1.06 billion	9	$27.15 billion

Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)

Bradley D. Doyle, CFA*	0	$0	0	$0	0	$0

Norbert King	0	$0	0	$0	0	$0

Sivakumar N. Rajan	0	$0	0	$0	0	$0

* Effective July 1, 2025, Mr. Doyle will no longer serve as a Portfolio Manager of the fund.

Transamerica Multi-Managed Balanced

Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed

Daniel Belton, CFA*	0	$0	0	$0	0	$0

Bradley D. Doyle, CFA**	7	$8.22 billion	5	$1.06 billion	8	$27.14 billion

Tyler A. Knight, CFA	9	$11.22 billion	3	$233 million	12	$8.89 billion

Brian W. Westhoff, CFA	7	$10.95 billion	4	$489 million	16	$4.07 billion

Sivakumar N. Rajan	9	$11.79 billion	5	$1.06 billion	9	$27.15 billion

Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)

Daniel Belton, CFA*	0	$0	0	$0	0	$0

Bradley D. Doyle, CFA**	0	$0	0	$0	0	$0

Tyler A. Knight, CFA	0	$0	0	$0	0	$0

Brian W. Westhoff, CFA	0	$0	0	$0	0	$0

Sivakumar N. Rajan	0	$0	0	$0	0	$0

* As of December 31, 2024

** Effective July 1, 2025, Mr. Doyle will no longer serve as a Portfolio Manager of the fund.

* * *

Investors Should Retain this Supplement for Future Reference

April 4, 2025